LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

The company’s long-term debt at December 31 is listed below.

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
Recourse	2012	2012	2011
Floating rate senior secured notes, due September 2016 (US$35.0 million)	$33.9	$33.4	$–
Senior secured notes, 11.0% due October 2017 (US$250.0 million)	248.7	245.9	–
Senior notes, 7.375% due March 2014 (US$250.0 million)	–	–	256.4
Senior secured notes, 11.0% due December 2016 (US$280.4 million)	–	–	285.2
Modification – difference in carrying value of 8.625% and 11.0% senior secured notes (US$38.3 million) on exchange	–	–	31.2
Class B senior secured notes, 11.0% due December 2016 (US$110.0 million)	–	–	98.5
	282.6	279.3	671.3
Revolving asset-based loan facility of up to $175.0 million due July 2017	24.0	64.0	–
Revolving asset-based loan facility of up to $175.0 million due May 2016	–	–	48.0
Capital lease obligations	8.2	8.5	9.2
	314.8	351.8	728.5
Non-recourse (note 8)
First mortgage bonds, 6.447% due July 2016	95.0	95.0	95.0
Subordinated promissory notes	18.8	18.8	18.8
	113.8	113.8	113.8
Total debt	428.6	465.6	842.3
Less: current portion	(6.6)	(6.7)	(466.8)
Total long-term debt	$422.0	$458.9	$375.5

Schedule of Maturities of Long-term Debt [Table Text Block]	Scheduled total debt repayments
	Recourse debt	Non-recourse debt (PREI)
2013	$6.6	$–
2014	1.6	–
2015	–	–
2016	34.8	95.0
2017	272.7	–
Thereafter	–	18.8
	$315.7	$113.8

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The company’s long-term debt is recorded at amortized cost. The following table provides information about management’s best estimate of the fair value of the company’s debt:

	Successor				Predecessor
	December 31, 2012		September 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Recourse	$314.8	$262.5	$351.8	$351.8	$728.5	$279.5
Non-recourse	113.8	113.8	113.8	113.8	113.8	124.7